STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0
Operating Expenses
Advertising and marketing	1,794,919
Depreciation	4,562
General and administrative expenses	358,707	5,531	2,352
Management fees	38,135
Professional fees	2,155,756	90,483	15,100
Research and development	1,086,599
Salaries and wages	608,282
Stock based compensation	30,376,431	72,309
Total operating expenses	36,423,391	168,323	17,452
Operating Loss	(36,423,391)	(168,323)	(17,452)
Other expenses
Interest expense	(150)
Gain on debt extinguishment			17,288
Loss on related party loan conversion	(489,418)
Total other expense	(489,568)		17,288
Net Loss	$ (36,912,959)	$ (168,323)	$ (164)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.44)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding (in shares)	83,785,574	112,673,138	114,097,796